Operating Leases - Summary of Liabilities and Gains Recognized Upon Termination of Lease Contracts (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Year	Dec. 31, 2023 USD ($) Year	Dec. 31, 2022 USD ($) Year
Leases [Abstract]
Leases terminated | Year	0	0	5
Lease termination fees	$ 0	$ 0	$ 2,045
Right-of-use assets derecognized upon lease termination	0	0	4,628
Lease liabilities derecognized upon lease termination	0	0	5,267
Gain recognized upon lease termination	$ 0	$ 0	$ 642